Membership Interests (Schedule Of Distributions Paid) (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Dividends Payable [Line Items]
Amount	$ 165	$ 110	$ 282	$ 310	$ 225
Payment One FY 2015 [Member]
Dividends Payable [Line Items]
Declaration Date	Feb. 25, 2015
Payment Date	Feb. 26, 2015
Amount	$ 100
Payment Two FY 2015 [Member]
Dividends Payable [Line Items]
Declaration Date	Apr. 29, 2015
Payment Date	May 15, 2015
Amount	$ 65
Payment Four FY 2014 [Member]
Dividends Payable [Line Items]
Declaration Date			Oct. 21, 2014
Payment Date			Oct. 22, 2014
Amount			$ 101
Payment Three FY 2014 [Member]
Dividends Payable [Line Items]
Declaration Date			Jul. 30, 2014
Payment Date			Jul. 31, 2014
Amount			$ 71
Payment Two FY 2014 [Member]
Dividends Payable [Line Items]
Declaration Date			Apr. 30, 2014
Payment Date			May 01, 2014
Amount			$ 57
Payment One FY 2014 [Member]
Dividends Payable [Line Items]
Declaration Date			Feb. 19, 2014
Payment Date			Feb. 20, 2014
Amount			$ 53
Payment Four FY 2013 [Member]
Dividends Payable [Line Items]
Declaration Date				Oct. 29, 2013
Payment Date				Oct. 31, 2013
Amount				$ 95
Payment Three FY 2013 [Member]
Dividends Payable [Line Items]
Declaration Date				Jul. 31, 2013
Payment Date				Aug. 01, 2013
Amount				$ 95
Payment Two FY 2013 [Member]
Dividends Payable [Line Items]
Declaration Date				May 01, 2013
Payment Date				May 02, 2013
Amount				$ 70
Payment One FY 2013 [Member]
Dividends Payable [Line Items]
Declaration Date				Feb. 13, 2013
Payment Date				Feb. 15, 2013
Amount				$ 50